Lease Arrangements - Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amounts
Right-of-use assets	$ 35,303	$ 30,412
Additions to right-of-use assets	27,150	23,146	$ 10,330
Depreciation expenses of right-of-use assets	14,146	13,013	12,835
Land and buildings
Carrying amounts
Right-of-use assets	35,171	29,788
Depreciation expenses of right-of-use assets	13,821	12,639	12,400
Others
Carrying amounts
Right-of-use assets	132	624
Depreciation expenses of right-of-use assets	$ 325	$ 374	$ 435